Shareholders’ Equity (Details) - USD ($)				1 Months Ended	12 Months Ended
	May 20, 2024	Dec. 14, 2022	Dec. 01, 2022	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.0001
Ordinary shares authorized					500,000,000
Voting rights description					Each Class A Ordinary Share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share shall entitle the holder thereof to twenty (20) votes on all matters subject to vote at general meetings of the Company. Each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time at the option of the holder thereof.
Overallotment option days			45 days
Aggregate purchase price (in Dollars)					$ 8,000,000	$ 9,584,912
Warrant issuance term	3 years
Net income tax rate				10.00%
Capital reserve				50.00%
Reserved amount (in Dollars)				$ 1,123,204	$ 1,123,204		$ 1,113,170
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.001
Ordinary shares authorized					50,000,000		50,000,000
Ordinary shares issued					1,000,000		1,000,000
Ordinary shares outstanding					1,000,000		1,000,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized					450,000,000		450,000,000
Ordinary shares issued					49,588,235		11,000,000
Ordinary shares outstanding					49,588,235		11,000,000
Shares increased					300
Additional paid-in capital increased (in Dollars)					$ 9,584,612
Exercised warrants on cashless basis shares issued				22,588,235
IPO [Member]
Shareholders’ Equity [Line Items]
Offering (in Dollars)			$ 10,646,322
Shares par value (in Dollars per share)					$ 1,200
Additional paid in capital (in Dollars)					$ 10,645,122
Additional shares					450,000
Professional fees (in Dollars)					$ 1,061,170
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)		$ 4
Ordinary shares issued		3,000,000
Generating gross proceeds (in Dollars)		$ 12,000,000
Private Placement [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0001
Ordinary shares issued	16,000,000
Warrants to purchase an aggregate of shares	32,000,000
Exercise price (in Dollars per share)	$ 0.5
Aggregate purchase price (in Dollars)	$ 8,000,000